Trade and Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Trade and other receivables [abstract]
Trade receivables	$ 817,707	$ 417,994	$ 241,228
Tax receivables	40,886	63,605	20,526
Interest receivables	40,214	13,126	12,918
Other receivables	5,664	1,962	1,025
Total trade and other receivables	$ 904,471	$ 496,687	$ 275,697